SCHEDULE OF BENEFIT OBLIGATIONS CHANGE IN ASSUMPTION (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Retirement Benefits [Abstract]
Defined Benefit Plan, Effect of One-Percentage-Point Decrease on Service and Interest Cost Components	$ 2,020
Defined Benefit Plan, Effect of One-Percentage-Point Increase on Service and Interest Cost Components	$ (1,797)